Calvert

Emerging Markets Advancement Fund

December 31, 2019

Schedule of Investments (Unaudited)

Common Stocks — 82.9%

Security	Shares	Value
Brazil — 16.3%
Atacadao SA(1)	13,500	$78,362
Azul SA, PFC Shares(1)	3,800	55,054
B2W Cia Digital(1)	4,100	64,068
B3 SA - Brasil Bolsa Balcao	31,500	336,479
Banco do Estado do Rio Grande do Sul SA, Class B, PFC Shares	4,100	22,066
Banco Santander Brasil SA	8,800	108,329
BB Seguridade Participacoes SA	16,100	150,886
BR Malls Participacoes SA	13,000	58,364
Bradespar SA, PFC Shares	4,300	40,919
CCR SA	16,700	78,794
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	2,700	25,666
Cia Brasileira de Distribuicao, PFC Shares	5,200	113,302
Cia de Saneamento Basico do Estado de Sao Paulo	5,200	78,284
Cia de Saneamento de Minas Gerais – COPASA	800	13,521
Cia de Saneamento do Parana, PFC Shares	5,000	26,201
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	2,300	12,910
Cia Energetica de Minas Gerais, PFC Shares	11,600	39,765
Cia Energetica de Sao Paulo, Class B, PFC Shares	2,100	16,674
Cia Hering	1,600	13,539
Cia Paranaense de Energia, Class B, PFC Shares	1,100	18,887
Cielo SA	28,000	58,259
Cogna Educacao	21,900	62,226
Cosan Ltd, Class A(1)	1,100	25,124
Cosan SA	4,800	83,013
CVC Brasil Operadora e Agencia de Viagens SA	1,800	19,599
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,300	53,879
Duratex SA	3,400	14,132
EDP - Energias do Brasil SA	3,800	20,877
Eneva SA(1)	2,800	30,410
Engie Brasil Energia SA	3,200	40,411
Equatorial Energia SA	22,800	129,170
Fleury SA	2,100	15,938
Hapvida Participacoes e Investimentos SA(2)	2,600	41,301
Hypera SA	4,600	40,812
Iguatemi Empresa de Shopping Centers SA	1,100	14,465
IRB Brasil Resseguros SA	20,400	197,524
Itau Unibanco Holding SA, PFC Shares	63,900	589,328
JBS SA	22,200	142,382
Linx SA	2,200	19,371
Localiza Rent a Car SA	9,660	113,849
Lojas Americanas SA, PFC Shares	11,000	70,850
Lojas Renner SA	12,500	174,603
M Dias Branco SA(1)	3,200	30,348
Magazine Luiza SA	8,800	104,348

Security	Shares	Value
Metalurgica Gerdau SA, PFC Shares	17,700	$40,832
MRV Engenharia e Participacoes SA	4,000	21,428
Multiplan Empreendimentos Imobiliarios SA(1)	3,100	25,508
Natura & Co Holding SA	4,200	40,374
Notre Dame Intermedica Participacoes SA	5,100	86,528
Odontoprev SA	3,600	15,097
Oi SA, PFC Shares(1)	59,400	18,162
Pagseguro Digital, Ltd., Class A(1)(3)	3,100	105,896
Petrobras Distribuidora SA	11,700	87,458
Porto Seguro SA	1,700	26,514
Qualicorp Consultoria e Corretora de Seguros SA	2,700	24,901
Raia Drogasil SA	3,500	97,134
Rumo SA(1)	15,100	97,972
Sao Martinho SA	4,200	24,766
Sul America SA	3,200	47,666
Suzano SA	7,100	70,035
Telefonica Brasil SA, PFC Shares	7,800	112,423
TOTVS SA	2,200	35,302
Transmissora Alianca de Energia Eletrica SA	4,100	31,779
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, PFC Shares	14,500	34,279
WEG SA	22,100	190,416
YDUQS Part	3,100	36,605

		$4,715,364

China — 22.8%
3SBio, Inc.(1)(2)	6,000	$7,773
51job, Inc. ADR(1)	100	8,490
58.com, Inc. ADR(1)	600	38,838
AAC Technologies Holdings, Inc.	3,000	26,190
Agile Group Holdings, Ltd.	10,000	15,027
Agricultural Bank of China, Ltd., Class H	196,000	86,272
Alibaba Group Holding, Ltd. ADR(1)	6,600	1,399,860
Anhui Conch Cement Co., Ltd., Class H	11,500	83,790
ANTA Sports Products, Ltd.	5,000	44,766
Autohome, Inc. ADR(1)	700	56,007
Bank of China, Ltd., Class H	482,000	206,045
Bank of Communications Co., Ltd., Class H	141,000	100,192
Baozun, Inc. ADR(1)	300	9,936
Beijing Capital International Airport Co., Ltd., Class H	14,000	13,561
China Biologic Products Holdings, Inc.(1)(3)	100	11,638
China Conch Venture Holdings, Ltd.	8,000	34,895
China Construction Bank Corp., Class H	524,000	454,330
China Eastern Airlines Corp., Ltd., Class H	36,000	19,946
China Evergrande Group(3)	9,000	24,954
China Galaxy Securities Co., Ltd., Class H	21,500	12,666
China Hongqiao Group, Ltd.	18,500	11,157
China International Capital Corp., Ltd., Class H(2)	6,800	13,111
China Life Insurance Co., Ltd., Class H	46,000	127,956
China Longyuan Power Group Corp., Ltd., Class H	22,000	13,913
China Medical System Holdings, Ltd.	8,000	11,515
China Merchants Bank Co., Ltd., Class H	23,500	120,817
China Minsheng Banking Corp., Ltd., Class H	32,500	24,563
China National Building Material Co., Ltd., Class H	54,000	60,244
China Oilfield Services, Ltd., Class H	22,000	34,540
China Pacific Insurance (Group) Co., Ltd., Class H	16,800	66,192

Security	Shares	Value
China Railway Construction Corp., Ltd., Class H	9,500	$10,405
China Railway Group, Ltd., Class H	20,000	12,342
China Telecom Corp., Ltd., Class H	66,000	27,191
CIFI Holdings Group Co., Ltd.	14,000	11,838
Country Garden Holdings Co., Ltd.	44,000	70,423
CRRC Corp., Ltd., Class H	24,000	17,497
ENN Energy Holdings, Ltd.	5,600	61,181
GDS Holdings, Ltd. ADR(1)	700	36,106
Genscript Biotech Corp.(1)	4,000	9,089
Great Wall Motor Co., Ltd., Class H(3)	15,000	11,099
Guangzhou Automobile Group Co., Ltd., Class H	12,000	14,940
Guangzhou R&F Properties Co., Ltd., Class H(3)	7,200	13,295
Haitong Securities Co., Ltd., Class H	12,000	14,176
Hengan International Group Co., Ltd.	3,000	21,369
Huaneng Power International, Inc., Class H	22,000	11,124
Huatai Securities Co., Ltd., Class H(2)	8,000	14,149
JD.com, Inc. ADR(1)	6,600	232,518
Jiangsu Expressway Co., Ltd., Class H	10,000	13,703
Jiangxi Copper Co., Ltd., Class H	13,000	17,880
JOYY, Inc. ADR(1)	300	15,837
Kingdee International Software Group Co., Ltd.	10,000	10,004
Li Ning Co., Ltd.	8,500	25,494
Logan Property Holdings Co., Ltd.	8,000	13,423
Longfor Group Holdings, Ltd.(2)	7,500	35,122
Minth Group, Ltd.	4,000	14,124
Momo, Inc. ADR	1,100	36,850
New China Life Insurance Co., Ltd., Class H	4,000	17,196
New Oriental Education & Technology Group, Inc. ADR(1)	1,100	133,375
People’s Insurance Co. Group of China, Ltd. (The), Class H	40,000	16,631
PICC Property & Casualty Co., Ltd., Class H	44,000	53,034
Ping An Healthcare and Technology Co., Ltd.(1)(2)	1,900	13,868
Ping An Insurance (Group) Company of China, Ltd., Class H	29,500	349,087
Postal Savings Bank of China Co., Ltd., Class H(2)	41,000	27,884
Seazen Group, Ltd.(1)	12,000	14,614
Semiconductor Manufacturing International Corp.(1)(3)	13,500	20,681
SINA Corp.(1)	300	11,979
Sinopharm Group Co., Ltd., Class H	7,200	26,272
Sunac China Holdings, Ltd.	14,000	83,580
Sunny Optical Technology Group Co., Ltd.	4,000	69,304
TAL Education Group ADR(1)	2,700	130,140
Tencent Holdings, Ltd.	27,700	1,334,479
Tingyi (Cayman Islands) Holding Corp.	10,000	17,067
TravelSky Technology, Ltd., Class H	5,000	12,206
Trip.com Group, Ltd. ADR(1)	2,400	80,496
Vipshop Holdings, Ltd. ADR(1)	1,800	25,506
Want Want China Holdings, Ltd.	25,000	23,352
Weibo Corp. ADR(1)(3)	500	23,175
Weichai Power Co., Ltd., Class H	11,000	23,218
Wuxi Biologics Cayman, Inc.(1)(2)	4,500	56,995
Xinyi Solar Holdings, Ltd.	22,000	15,631
Yihai International Holding, Ltd.(1)	2,000	11,740
Zhaojin Mining Industry Co., Ltd., Class H	13,500	14,810
ZTO Express Cayman, Inc. ADR	3,800	88,730

		$6,605,413

Security	Shares	Value
Colombia — 2.9%
Banco Davivienda SA, PFC Shares	5,100	$71,336
Bancolombia SA	14,200	190,069
Cementos Argos SA	65,800	146,123
Grupo de Inversiones Suramericana SA	13,400	138,597
Grupo Energia Bogota SA	134,400	90,766
Grupo Nutresa SA	10,600	81,905
Interconexion Electrica SA ESP	20,900	124,615

		$843,411

Cyprus — 0.2%
Polymetal International PLC	3,800	$59,279

Egypt — 5.7%
Commercial International Bank Egypt SAE	281,900	$1,457,413
Egypt Kuwait Holding Co. SAE	153,600	198,139

		$1,655,552

Greece — 4.1%
Alpha Bank AE(1)	116,526	$251,717
Eurobank Ergasias SA(1)	199,495	206,299
Hellenic Telecommunications Organization SA	19,087	305,519
JUMBO SA	9,106	189,517
Motor Oil (Hellas) Corinth Refineries SA	5,500	127,297
Mytilineos SA	9,300	102,142

		$1,182,491

Pakistan — 2.8%
MCB Bank, Ltd.	587,500	$800,970

Philippines — 5.6%
Aboitiz Equity Ventures, Inc.	81,020	$82,255
Aboitiz Power Corp.	32,900	22,219
Ayala Corp.	10,930	169,298
Ayala Land, Inc.	281,200	252,211
Bank of the Philippine Islands	48,950	84,896
BDO Unibank, Inc.	59,860	186,601
Globe Telecom, Inc.	600	23,927
GT Capital Holdings, Inc.	2,950	49,297
JG Summit Holdings, Inc.	69,140	110,192
Jollibee Foods Corp.	11,630	49,553
Manila Electric Co.	8,690	54,366
Metro Pacific Investments Corp.	327,000	22,448
PLDT, Inc.	2,100	41,190
Robinsons Land Corp.	72,800	39,585
Robinsons Retail Holdings, Inc.	9,900	15,671
San Miguel Corp.	17,640	57,119
San Miguel Food and Beverage, Inc.	11,900	19,973
Security Bank Corp.	8,870	34,126
SM Investments Corp.	11,975	246,424
Universal Robina Corp.	22,280	63,721

		$1,625,072

Security	Shares	Value
Russia — 3.4%
Aeroflot PJSC	6,200	$10,355
Lenta, Ltd. GDR(1)(4)	5,700	17,647
Magnit PJSC	900	49,745
MMC Norilsk Nickel PJSC	600	184,840
Mobile TeleSystems PJSC	11,400	58,745
Moscow Exchange MICEX-RTS PJSC	25,900	44,942
Novatek PJSC	7,700	156,710
PhosAgro PJSC	400	15,563
Polyus PJSC	600	68,658
Rostelecom PJSC	13,000	16,451
Surgutneftegas PJSC	144,500	117,573
Tatneft PJSC	15,000	183,684
VTB Bank PJSC	104,556,200	77,456

		$1,002,369

South Korea — 5.6%
Amorepacific Corp.	78	$13,433
Celltrion, Inc.(1)	222	34,607
E-MART, Inc.	90	9,902
GS Holdings Corp.	220	9,815
Hana Financial Group, Inc.	692	22,011
Hyundai Engineering & Construction Co., Ltd.	330	12,038
Hyundai Mobis Co., Ltd.	144	31,859
Hyundai Motor Co.	342	35,622
Hyundai Steel Co.	670	18,165
Kakao Corp.	115	15,231
KB Financial Group, Inc.	806	33,206
Kia Motors Corp.	636	24,289
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	180	19,587
Korea Zinc Co., Ltd.	34	12,494
LG Chem, Ltd.	123	33,709
LG Corp.	241	15,356
LG Electronics, Inc.	251	15,591
LG Household & Health Care, Ltd.	23	24,984
NAVER Corp.	445	71,598
NCSoft Corp.	38	17,731
S-Oil Corp.	174	14,291
Samsung Biologics Co., Ltd.(1)(2)	32	11,942
Samsung C&T Corp.	195	18,257
Samsung Electro-Mechanics Co., Ltd.	129	13,875
Samsung Electronics Co., Ltd.	16,112	776,386
Samsung Engineering Co., Ltd.(1)	787	13,006
Samsung Fire & Marine Insurance Co., Ltd.	74	15,557
Samsung Life Insurance Co., Ltd.	150	9,643
Samsung SDI Co., Ltd.	126	25,668
Samsung SDS Co., Ltd.	75	12,587
Shinhan Financial Group Co., Ltd.	909	34,081
SK Hynix, Inc.	1,651	134,289
SK Innovation Co., Ltd.	231	29,895
SK Telecom Co., Ltd.	113	23,284
Woongjin Coway Co., Ltd.	136	10,934
Woori Financial Group, Inc.	1,013	10,142

		$1,625,065

Security	Shares	Value
Taiwan — 9.8%
Accton Technology Corp.	2,000	$11,227
Advantech Co., Ltd.	1,000	10,084
Airtac International Group	1,000	15,631
ASE Technology Holding Co., Ltd.	10,000	27,871
Asia Cement Corp.	8,000	12,806
Asustek Computer, Inc.	4,000	30,871
AU Optronics Corp.	35,000	11,721
Catcher Technology Co., Ltd.	8,000	60,595
Cathay Financial Holding Co., Ltd.	40,000	56,795
Chailease Holding Co., Ltd.	5,000	23,049
Chang Hwa Commercial Bank, Ltd.	17,000	12,882
Cheng Shin Rubber Industry Co., Ltd.	7,000	9,764
China Development Financial Holding Corp.	46,000	14,941
China Life Insurance Co., Ltd.	12,000	10,245
China Steel Corp.	38,000	30,320
Chroma ATE, Inc.	4,000	19,454
Chunghwa Telecom Co., Ltd.	20,000	73,368
Compal Electronics, Inc.	17,000	10,708
CTBC Financial Holding Co., Ltd.	92,000	68,829
Delta Electronics, Inc.	8,000	40,483
E.Sun Financial Holding Co., Ltd.	36,000	33,549
Far Eastern New Century Corp.	11,000	10,956
Far EasTone Telecommunications Co., Ltd.	6,000	14,431
First Financial Holding Co., Ltd.	32,000	25,321
Formosa Petrochemical Corp.	4,000	13,010
Fubon Financial Holding Co., Ltd.	34,000	52,654
Globalwafers Co., Ltd.	1,000	12,806
Hiwin Technologies Corp.	3,000	28,149
Hotai Motor Co., Ltd.	2,000	45,574
Hua Nan Financial Holdings Co., Ltd.	29,000	21,300
Innolux Corp.	54,000	15,037
Largan Precision Co., Ltd.	1,000	167,038
Lite-On Technology Corp.	8,000	13,172
MediaTek, Inc.	7,000	103,719
Mega Financial Holding Co., Ltd.	36,000	36,760
Nanya Technology Corp.	5,000	13,993
Novatek Microelectronics Corp.	2,000	14,654
Pegatron Corp.	7,000	16,008
Pou Chen Corp.	8,000	10,465
President Chain Store Corp.	2,000	20,309
Quanta Computer, Inc.	11,000	23,629
Realtek Semiconductor Corp.	2,000	15,716
Shanghai Commercial & Savings Bank, Ltd. (The)	13,000	22,595
Shin Kong Financial Holding Co., Ltd.	38,000	13,133
SinoPac Financial Holdings Co., Ltd.	31,000	13,448
Taishin Financial Holding Co., Ltd.	36,000	17,424
Taiwan Cement Corp.	16,000	23,339
Taiwan Cooperative Financial Holding Co., Ltd.	34,000	23,533
Taiwan Fertilizer Co., Ltd.	7,000	11,576
Taiwan High Speed Rail Corp.	8,000	10,257
Taiwan Mobile Co., Ltd.	7,000	26,155

Security	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	110,000	$1,217,461
Teco Electric and Machinery Co., Ltd.	17,000	14,868
Uni-President Enterprises Corp.	17,000	42,157
United Microelectronics Corp.	45,000	24,658
Voltronic Power Technology Corp.	1,000	23,872
Walsin Lihwa Corp.	23,000	11,818
Walsin Technology Corp.	2,000	15,964
Win Semiconductors Corp.	1,000	9,853
Wistron Corp.	11,000	10,414
Yageo Corp.	1,000	14,569
Yuanta Financial Holding Co., Ltd.	36,000	24,269
Zhen Ding Technology Holding, Ltd.	2,000	9,596

		$2,840,853

United Arab Emirates — 3.7%
Abu Dhabi Commercial Bank PJSC	64,600	$139,474
Abu Dhabi Islamic Bank PJSC	40,000	58,727
Abu Dhabi National Oil Co. for Distribution PJSC	21,100	17,001
Aldar Properties PJSC	85,600	50,384
Aramex PJSC	12,700	12,344
Dana Gas PJSC	53,000	13,851
Dubai Investments PJSC	31,100	11,020
Dubai Islamic Bank PJSC	34,700	52,082
Emaar Development PJSC	14,300	15,249
Emaar Malls PJSC	32,600	16,272
Emaar Properties PJSC	77,000	84,362
Emirates NBD Bank PJSC	49,385	174,777
Emirates Telecommunications Group Co. PJSC	39,800	177,242
First Abu Dhabi Bank PJSC	60,100	248,510

		$1,071,295

Total Common Stocks (identified cost $22,498,961)		$24,027,134

Rights — 0.0%(5)

Security	Shares	Value
Lojas Americanas SA, Exp. 1/8/20(1)	83	$194

Total Rights (identified cost $0)		$194

Warrants — 0.0%

Security	Shares	Value
Thailand — 0.0%
BTS Group Holdings PCL, Exp. 12/16/20(1)	2,400	$0

Total Warrants (identified cost $0)		$0

Value
Total Investments (identified cost $22,498,961) — 82.9%	$24,027,328

Other Assets, Less Liabilities — 17.1%	$4,941,981

Net Assets — 100.0%	$28,969,309

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)	Non-income producing security.

(2)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $222,145, which represents 0.8% of the net assets of the Fund as of December 31, 2019.

(3)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $194,889 and the total market value of the collateral received by the Fund was $198,930, comprised of U.S. government and/or agencies securities.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2019., the aggregate value of these securities is $17,647 or 0.1% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

Currency	Percentage of Net Assets	Value
Brazilian Real	15.9%	$4,584,538
Hong Kong Dollar	14.7	4,265,932
New Taiwan Dollar	9.8	2,840,853
United States Dollar	9.2	2,668,640
Philippine Peso	5.6	1,625,072
South Korean Won	5.6	1,625,065
Egyptian Pound	5.0	1,457,413
Euro	4.1	1,182,491
United Arab Emirates Dirham	3.7	1,071,295
Russian Ruble	3.6	1,061,648
Colombian Peso	2.9	843,411
Pakistani Rupee	2.8	800,970

Total Investments	82.9%	$24,027,328

Sector Allocation	(% of net assets)
Financials	27.7%
Information Technology	11.4
Consumer Discretionary	11.3
Communication Services	8.7
Industrials	6.3
Materials	4.1
Consumer Staples	3.3
Utilities	3.0
Real Estate	2.9
Energy	2.8
Health Care	1.4

Total	82.9%

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	89,210	EUR	80,000	Standard Chartered Bank	1/06/20	$—	$(543)
USD	372,354	EUR	332,670	Standard Chartered Bank	1/06/20	—	(872)
USD	262,533	EUR	236,560	Standard Chartered Bank	1/06/20	—	(2,866)
USD	413,103	EUR	373,975	Standard Chartered Bank	1/06/20	—	(6,463)
USD	2,548,464	CNH	17,949,600	Standard Chartered Bank	1/23/20	—	(29,071)
USD	2,343,706	CNH	16,600,000	Standard Chartered Bank	1/23/20	—	(40,029)
USD	1,640,607	CNY	11,500,000	Standard Chartered Bank	1/23/20	—	(10,396)
KRW	697,277,780	USD	586,490	Standard Chartered Bank	2/20/20	17,346	—
USD	599,664	KRW	697,277,780	Standard Chartered Bank	2/20/20	—	(4,171)
TWD	28,700,000	USD	936,226	Standard Chartered Bank	4/07/20	30,103	—
USD	332,421	TWD	9,982,600	Standard Chartered Bank	4/07/20	—	(3,693)
USD	623,705	TWD	18,717,400	Standard Chartered Bank	4/07/20	—	(6,510)

						$47,449	$(104,614)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	40	Long	3/20/20	$2,240,400	$23,279
SGX NIFTY 50 Index	153	Long	1/30/20	3,749,478	(24,956)

					$(1,677)

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipts

PCL	-	Public Company Limited

PFC Shares	-	Preference Shares

Currency Abbreviations:

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

EUR	-	Euro

KRW	-	South Korean Won

TWD	-	Taiwanese Dollar

USD	-	United States Dollar

Calvert Emerging Markets Advancement Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return. The Fund commenced operations on October 1, 2019.

The Fund’s investment adviser is Calvert Research and Management.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

Investment Valuation

Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.

Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts, and are categorized as Level 1 or Level 2 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.

Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$4,715,364	$—	$—	$4,715,364
China	2,339,481	4,265,932	—	6,605,413
Colombia	843,411	—	—	843,411
Other Countries(1)	—	11,862,946	—	11,862,946
Total Common Stocks	$7,898,256	$16,128,878 (2)	$—	$24,027,134
Rights	194	—	—	194
Warrants	—	0	—	0
Total Investments	$7,898,450	$16,128,878	$—	$24,027,328
Forward Foreign Currency Exchange Contracts	—	47,449	—	47,449
Futures Contracts	23,279	—	—	23,279
Total	$7,921,729	$16,176,372	$—	$24,098,056

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(104,614)	$—	$(104,614)
Futures Contracts	—	(24,956)	—	(24,956)
Total	$—	$(129,570)	$—	$(129,570)

(1)	For further breakdown of equity securities by country, please refer to the Schedule of Investments.

(2)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Investment Transactions. Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.

Securities Lending

To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.

Risks Associated with Foreign Investments

Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalization of emerging market issuers.

At December 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: During the fiscal year to date ended December 31, 2019, the Fund entered into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: During the fiscal year to date ended December 31, 2019, the Fund entered into forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial Futures Contracts	$23,279	$(24,956)

Total		$23,279	$(24,956)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$47,449	$(104,614)

Total		$47,449	$(104,614)